dividends per share (Tables)	6 Months Ended
Jun. 30, 2018
dividends per share
Dividends per share

Six-month periods ended June 30
(millions except per share
amounts)	2018				2017
	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 9, 2018	$0.5050	Apr. 2, 2018	$299	Mar. 10, 2017	$0.4800	Apr. 3, 2017	$283
Quarter 2 dividend	Jun. 8, 2018	0.5250	Jul. 3, 2018	315	Jun. 9, 2017	0.4925	Jul. 4, 2017	293

		$1.0300		$614		$0.9725		$576